PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
PARTIES-IN-INTEREST
PARTIES-IN-INTEREST

E. PARTIES-IN-INTEREST:

Section 3(14) of ERISA defines a party-in-interest to include, among others, fiduciaries or employees of the Plan, any person who provides services to the Plan or an employer whose employees are covered by the Plan.  Accordingly, loans to participants and the management of investments held by the trustee are considered party-in-interest transactions.

The Plan holds 160,451 and 151,278 shares of the Company Common Stock as of December 31, 2025 and 2024, respectively. The total fair market value of the shares was $3,628,119 and $3,700,568 as of December 31, 2025, and 2024, respectively.  During the year ended December 31, 2025, the Plan purchased the Company Stock shares in the amount of $202,552 and sold shares in the amount of $1,356. Of the shares purchased, $147,071 were reinvested as dividends, and the shares sold were distributed to participants.

Certain administrative costs and legal and accounts fees are paid by the Plan Sponsor. In 2025, these fees totaled $39,665.